JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

January 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan SmartRetirement 2055 Fund
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses for the JPMorgan SmartRetirement 2055 Fund do not differ from those contained in Post-Effective Amendment No. 199 (Amendment No. 200 under the 1940 Act) filed electronically on January 27, 2012.

If you have any questions or comments, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary